26. CAPITAL AND RESERVES (Details 3) - CLP ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
DisclosureOfDividendLineItems [Line Items]
Shares paid	747,005,982	747,005,982	747,005,982
Dividend 1
DisclosureOfDividendLineItems [Line Items]
Shares paid	747,005,982	747,005,982
Payment per share	$ 3.5	$ 3
Total dividend paid	$ 2,614,521	$ 2,241,018
Month of payment	Mar-17	Mar-16
Dividend 2
DisclosureOfDividendLineItems [Line Items]
Shares paid	747,005,982	747,005,982
Payment per share	$ 16.8	$ 18.5
Total dividend paid	$ 12,549,700	$ 13,819,611
Month of payment	May-17	May-16
Dividend 3
DisclosureOfDividendLineItems [Line Items]
Shares paid	747,005,982	747,005,982
Payment per share	$ 3.5	$ 3.5
Total dividend paid	$ 2,614,521	$ 2,614,521
Month of payment	Sep-17	Sep-16
Dividend 4
DisclosureOfDividendLineItems [Line Items]
Shares paid	747,005,982	747,005,982
Payment per share	$ 3.5	$ 3.5
Total dividend paid	$ 2,614,521	$ 2,614,521
Month of payment	Dec-17	Dec-16